Non-operating income (expense) - Details of non operating incomes and expenses (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Gain or loss on valuation of investments in associates and joint ventures
Gains on valuation of investments in joint ventures and associates		₩ 132,541		₩ 98,858	₩ 80,268
Reversal of impairment losses of investments in joint ventures and associates		0		0	1,744
Losses on valuation of investments in joint ventures and associates		(22,710)		(11,134)	(7,405)
Impairment losses of investments in joint ventures and associates		0		(17,728)	(12,411)
Total		109,831	$ 85,074	69,996	62,196
Other Income Disclosure Non operating [Abstract]
Rental fee income		26,477		22,798	15,056
Gains on disposal of investment in joint ventures and associates		33,123		599	70,834
Gains on disposal of premises and equipment, intangble assets and other assets		5,267		55,852	51,083
Reversal of impairment loss of premises and equipment, intangible assets and other assets		230		310	166
Others	[1]	52,649		79,219	50,990
Total		117,746		158,778	188,129
Other Expense Disclosure Non operating [Abstract]
Depreciation on investment properties		5,398		3,925	2,809
Operating expenses on investment properties		2,058		1,448	1,174
Losses on disposal of investment in joint ventures and associates		588		3,690	174
Losses on disposal of premises and equipment, intangible assets and other assets		1,873		3,177	3,354
Impairment losses of premises and equipment, intangible assets and other assets		129		260	656
Donation		63,729		50,547	39,335
Others	[2]	135,378		48,681	175,527
Total		209,153		111,728	223,029
Total		(91,407)	$ (70,803)	47,050	(34,900)
Other special gain related to other provisions		14,060		46,536
Other extraordinary losses related to other provisions		₩ 66,910		₩ 18,458	75,921
Loss on non operating expenses related to embezzlement					₩ 62,196

[1]	Others include 46,536 million Won and 14,060 million Won of other gains related to other provisions for the years ended December 31, 2022 and 2023, respectively.
[2]	Others include 75,921 million Won, 18,458 million Won and 66,910 million Won of other losses related to other provisions for the years ended December 31, 2021, 2022 and 2023, respectively. And they include 62,196 million Won of other losses related to embezzlement accidents for the years ended December 31, 2021.